DIREXION SHARES ETF TRUST

Direxion Daily EURO STOXX 50® Bull 3X Shares

Supplement dated July 10, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 26, 2017

Effective immediately, the trading symbol for the Direxion Daily EURO STOXX 50® Bull 3X Shares will be as follows:

Fund	New Ticker Symbol
Direxion Daily EURO STOXX 50® Bull 3X Shares	EUXL

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.